Fair Value Measurement - Schedule of Reconciliations of Assets Categorized Within Level 3 Under The Fair Value Hierarchy (Detail) - Fair Value, Inputs, Level 3 [Member] - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning balance	¥ 640,645	¥ 830,966
Additions	122,079	142,060
Net unrealized fair value change recognized in other comprehensive income		599
Accrued interest from convertible note	16,642	11,013
Impairment loss		(352,742)
Reclassed to investment in certain subsidiary	(763,975)
Foreign currency translation adjustments	(3,891)	8,749
Ending balance	11,500	640,645
Contingent consideration in relation to business combination:
Beginning balance	0
Additions	43,000
Ending balance	¥ 43,000	¥ 0